Financial Instruments and Financial Risk Management - Schedule of Contractual Maturities for Financial Liabilities (Details) - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Contractual maturities by period
Total	$ 10,194	$ 10,069
Less than 1 year	2,390	2,343
1-3 years	1,441	1,822
4-5 years	1,800	1,346
After 5 years	4,563	4,558
Accounts payable and accrued liabilities
Contractual maturities by period
Total	1,544	1,561
Less than 1 year		1,561
1-3 years	0	0
4-5 years	0	0
After 5 years	0	0
Dividends payable
Contractual maturities by period
Total		22
Less than 1 year		22
1-3 years		0
4-5 years		0
After 5 years		0
Short-term debt
Contractual maturities by period
Total	169	256
Less than 1 year	169	256
1-3 years	0	0
4-5 years	0	0
After 5 years	0	0
Other current liabilities
Contractual maturities by period
Total	43	37
Less than 1 year		37
1-3 years	0	0
4-5 years	0	0
After 5 years	0	0
Risk management contract liabilities
Contractual maturities by period
Total	293	256
Less than 1 year	128	111
1-3 years	85	51
4-5 years	25	22
After 5 years	55	72
Current portion of long-term debt
Contractual maturities by period
Total	506	356
Less than 1 year	506	356
1-3 years	0	0
4-5 years	0	0
After 5 years	0	0
Long-term debt
Contractual maturities by period
Total	7,639	7,581
Less than 1 year	0	0
1-3 years	1,356	1,771
4-5 years	1,775	1,324
After 5 years	$ 4,508	$ 4,486